                               HARTFORD PATHMAKER
                              SEPARATE ACCOUNT SIX
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               FILE NO. 33-86330

      SUPPLEMENT DATED OCTOBER 2, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

              SUPPLEMENT DATED OCTOBER 2, 2006 TO YOUR PROSPECTUS

On September 22, 2006, new nonfundamental investment objectives were approved for the JPMorgan Insurance Trust Large Cap Growth Portfolio 1 and the JPMorgan Insurance Trust Diversified Equity Portfolio 1. As a result, effective November 1, 2006, the following changes are made to your prospectus:

All references to JPMorgan Insurance Trust Large Cap Growth Portfolio 1 are changed to JPMorgan Insurance Trust Intrepid Growth Portfolio 1.

The information for the JPMorgan Insurance Trust Large Cap Growth Portfolio 1 Sub-Account and the JPMorgan Insurance Trust Diversified Equity Portfolio 1 Sub-Account in the table under "The Funds" in the "General Contract Information" section of the prospectus is deleted and replaced with the following:

JPMORGAN INSURANCE TRUST DIVERSIFIED        JPMorgan Investment Advisors Inc. (formerly  Seeks to provide high total return from a
 EQUITY PORTFOLIO 1 SUB-ACCOUNT (formerly   Banc One Investment Advisors Corporation)    portfolio of selected equity securities
 JPMorgan Investment Trust Diversified
 Equity Portfolio Sub-Account) which
 purchases shares of the JPMorgan
 Insurance Trust Diversified Equity
 Portfolio 1 of JPMorgan Insurance Trust
 (formerly JPMorgan Investment Trust)
JPMORGAN INSURANCE TRUST INTREPID GROWTH    JPMorgan Investment Advisors Inc. (formerly  Seeks to provide long-term capital growth
 PORTFOLIO 1 SUB-ACCOUNT (formerly          Banc One Investment Advisors Corporation)
 JPMorgan Insurance Trust Large Cap Growth
 Portfolio 1 Sub-Account) which purchases
 shares of the JPMorgan Insurance Trust
 Intrepid Growth Portfolio 1 of JPMorgan
 Insurance Trust (formerly JPMorgan
 Investment Trust)

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6045